Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity compensation awards to our executive officers are approved by the Compensation Committee. Annual equity awards are typically granted at approximately the same time each year, generally in February, based on a predetermined percentage of base salary. In addition, the Compensation Committee may grant off-cycle equity awards from time to time, including in connection with new hires, promotions, or retention considerations. All equity awards are granted on a predetermined date following approval, and the Compensation Committee does not take material non-public information into account when determining the timing of equity awards, nor is the timing of the release of material non-public information influenced by equity grant timing. We intend our equity programs to be competitive in relation to the market and industry peer group.
Award Timing Method	Equity compensation awards to our executive officers are approved by the Compensation Committee. Annual equity awards are typically granted at approximately the same time each year, generally in February, based on a predetermined percentage of base salary. In addition, the Compensation Committee may grant off-cycle equity awards from time to time, including in connection with new hires, promotions, or retention considerations. All equity awards are granted on a predetermined date following approval, and the Compensation Committee does not take material non-public information into account when determining the timing of equity awards, nor is the timing of the release of material non-public information influenced by equity grant timing. We intend our equity programs to be competitive in relation to the market and industry peer group.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	All equity awards are granted on a predetermined date following approval, and the Compensation Committee does not take material non-public information into account when determining the timing of equity awards, nor is the timing of the release of material non-public information influenced by equity grant timing. We intend our equity programs to be competitive in relation to the market and industry peer group.
MNPI Disclosure Timed for Compensation Value	false